Related-party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation selected employees	$ (485)	$ (7,515)	$ (8,218)
Payables	(316)	0	0
Receivables	374	0	0
Payables	(11,457)	(17,409)
Receivables	16,359	0
Affiliate
Disclosure of transactions between related parties [line items]
Leases	(175)	0	$ 0
Payables	$ (1,602)	$ 0